Related party transactions - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Long-term Debt, Gross		¥ 500,000
Due from Related Parties						¥ 11,521,000			¥ 1,015,000
One Year Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				¥ 650,000
Debt Instrument, Interest Rate, Stated Percentage				4.00%
Nanjing Animal Pharmaceutical [Member] | Twelve Month Interest Free Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	¥ 1,000,000				¥ 500,000
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			¥ 5,700,000
Fei Wang [Member] | One Year Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			¥ 500,000
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Debt Instrument, Collateral Amount			¥ 515,000
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								¥ 1,500,000
Due from Related Parties						2,521,000			1,015,000	¥ 4,000,000
Yingzhi (Lisa) Tang [Member] | Two Year Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								¥ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Yingzhi (Lisa) Tang [Member] | Forty Month Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					¥ 1,000,000						$ 150	¥ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%						6.00%	6.00%
Di (Jackie) Chen {Member] | Twelve Month Interest Free Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	¥ 700,000
Debt Instrument Renewal period	1 year
Di (Jackie) Chen {Member] | Forty Month Loan Agreement [Member]
Related Party Transaction [Line Items]
Due from Related Parties							¥ 1,250,000
Yan Jiang [Member]
Related Party Transaction [Line Items]
Due from Related Parties						¥ 9,000,000
Yan Jiang [Member] | Two Year Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	¥ 9,000,000						¥ 9,000,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%						9.00%